Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Atrio
Related Parties
Schedule of related party transactions

	Successor		Predecessor
	Year Ended	December 3, 2021	January 1, 2021
	December 31,	through December 31,	through December 2,
	2022	2021	2021
Capitated revenue	$158,941	$11,483	$142,905
Other patient service revenue	$2,286	$181	$2,022
Medical expenses	$178,300	$14,684	$146,216

	December 31,
	2022	2021
Health plan receivables	$177	$4,696
Claims payable	$27,838	$16,349
Health plan settlements payable	$2,536	$—

VBC Growth SPV LLC [Member]
Related Parties
Schedule of related party transactions

Year Ended
December 31,
2022
Interest expense, net	$105

December 31, 2022
Long-term debt, net	$14,421
Accrued interest	$105
Accrued expenses	$225